Summary of significant accounting policies - Schedule of intangible assets, net estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, renewable term	3 years
Agency contract rights
Intangible assets, net
Intangible assets, net estimated useful lives	Over the contract period
License for Online Transmission of Audio/Video Programs
Intangible assets, net
Intangible assets, net estimated useful lives	Infinite life
Software | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years
Software | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	5 years
Licensed copyrights of content | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	1 year
Licensed copyrights of content | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years
Others | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years
Others | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	10 years